Leases - Schedule of Future Minimum Lease Receivables for Operating Leases (Details) - Office Lease $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under non-cancellable operating lease	$ 11,776
Less than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under non-cancellable operating lease	2,229
Within two years
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under non-cancellable operating lease	2,304
Between two and three years
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under non-cancellable operating lease	2,335
Between three and four years
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under non-cancellable operating lease	1,890
Between four and five years
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under non-cancellable operating lease	1,689
More than 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under non-cancellable operating lease	$ 1,285